Note 13 - Stock Options and Contributed Surplus - Black-Scholes Option Pricing Model (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Weighted average exercise price	$ 0.24	$ 0.62	$ 1.19
Weighted average risk-free interest rate	1.87%	1.05%	0.98%
Weighted average dividend yield	0.00%	0.00%	0.00%
Weighted average volatility	102.73%	104.30%	102.70%
Weighted average estimated life (years)	10	10	5
Weighted average share price	$ 0.24	$ 0.62	$ 1.19